Cover	Jul. 25, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jul. 25, 2024
Entity Registrant Name	Alpine 4 Holdings, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40913
Entity Tax Identification Number	46-5482689
Entity Address, Address Line One	2375 E. Camelback Rd
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Phoenix
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85016
City Area Code	480
Local Phone Number	702-2431
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0001606698
Amendment Flag	false